Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 59	$ 57
Decrease through sale of business deferred tax asset	206
Unrecognized deferred tax liabilities	905	836
Deferred income taxes	14	(616)
Current tax expense (income), related to Pillar Two income taxes	3
Net Operating Loss
Disclosure of Income Taxes [line items]
Through Profit (Loss)	$ 1,200	713
Antamina
Disclosure of Income Taxes [line items]
Proportion of ownership interest in joint operation	22.50%
Chilean Mining Royalty Reform
Disclosure of Income Taxes [line items]
Deferred income taxes	$ 88	106
Canada | Net Operating Loss
Disclosure of Income Taxes [line items]
Unused tax losses	147	282
Chile | Net Operating Loss
Disclosure of Income Taxes [line items]
Unused tax losses	$ 4,200	$ 1,900